Line of Credit	12 Months Ended
Dec. 31, 2021
Lineof Credit Disclosure [Abstract]
Line of credit

11. Line of credit

Effective July 1, 2016 the Company, through its former parent company, Allarity Therapeutics A/S, established a line of credit with Nordea Bank (the “Nordea Credit Line”) in the amount of $84 bearing interest at 8.75% which was secured against the assets of Allarity Therapeutics A/S. As of December 20th, 2021, the Nordea Credit Line was repaid and concurrent with the Company’s reorganization on December 20th, 2021, the line of credit is no longer accessible to the Company